Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 26,163	$ 24,545
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	24,206	24,120
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,718	2,071
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	5,136	1,718
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,077	5,136
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,743	3,077
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,696	1,743
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	8,307	6,708
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 2,486	$ 4,092